Organization and Business Operations (Details) - USD ($)						10 Months Ended	12 Months Ended
	Nov. 18, 2024	Aug. 21, 2024	May 30, 2023	May 24, 2023	Mar. 08, 2023	Dec. 31, 2023	Dec. 31, 2024	Aug. 13, 2024
Organization and Business Operations [Line Items]
Issued ordinary shares value (in Dollars)						$ 25,000
Shares subject to forfeiture			6,250,000
Generating gross proceeds (in Dollars)						$ 250,000,000
Sale of stock issued shares						7,650,000
Aggregate amount (in Dollars)							$ 7,650,000
Transaction costs (in Dollars)							18,361,877
Cash underwriting discount (in Dollars)							4,400,000
Deferred underwriting fee payable (in Dollars)						$ 13,100,000	13,100,000
Other offering cost (in Dollars)							$ 861,877
Percentage of aggregate fair market value of assets							80.00%
Ownership interest to be acquired on post-transaction company							50.00%
Investments maximum maturity term			185 days
Public share price (in Dollars per share)					$ 0.004		$ 10.05
Maximum net interest to pay dissolution expenses (in Dollars)							$ 100,000
Percentage of aggregate earn-out consideration							50.00%
Aggregate earn-out consideration shall vest period							5 years
Remaining aggregate earn-out consideration percentage							50.00%
Preferred stock, par value (in Dollars per share)						$ 0.0001	$ 0.0001
Preferred stock value issued (in Dollars)
Percentage of outstanding convertible promissory note								50.00%
Fee reduction agreement description							the Company, CF&CO and USARE have entered into that certain fee reduction agreement, dated as of August 20, 2024 (the “Fee Reduction Agreement”), pursuant to which, upon consummation of the USARE Business Combination, CF&CO will accept, in lieu of such Original Deferred Fee: (i) either (at the Company’s option) (A) a cash fee of $4,000,000 or (B) (1) a cash fee of $2,000,000 plus (2) 400,000 shares of New USARE Common Stock, plus (ii) 2.0% of the amount by which the Total Capital Raised (as defined in the Fee Reduction Agreement) exceeds $50,000,000.
Cash (in Dollars)						$ 275,665	$ 2,101
Working capital deficit (in Dollars)							$ 3,881,948
Redeemable Warrant [Member]
Organization and Business Operations [Line Items]
Number of shares in a unit			1
Public Warrants [Member]
Organization and Business Operations [Line Items]
Each whole warrant shares			1
Private Placement Warrants [Member]
Organization and Business Operations [Line Items]
Exercise price (in Dollars per share)			$ 11.5				$ 11.5
Sale of stock issued shares			7,650,000				7,650,000
Sale of stock price (in Dollars per share)			$ 1				$ 1
Aggregate amount (in Dollars)			$ 7,650,000				$ 7,650,000
Business Combination [Member]
Organization and Business Operations [Line Items]
Redeem percentage							100.00%
CF&CO [Member] | Private Placement Warrants [Member]
Organization and Business Operations [Line Items]
Sale of stock issued shares			1,650,000
Mr. Blitzer [Member]
Organization and Business Operations [Line Items]
Issued ordinary shares		122,549
Percentage of outstanding convertible promissory note							50.00%
Sponsor [Member] | Private Placement Warrants [Member]
Organization and Business Operations [Line Items]
Sale of stock issued shares			6,000,000				6,000,000
Sponsor [Member] | Founder Shares [Member]
Organization and Business Operations [Line Items]
Shares subject to forfeiture			6,250,000
Sponsor Support Agreement [Member] | Minimum [Member] | New USARE Warrants [Member]
Organization and Business Operations [Line Items]
Shares subject to forfeiture							60,000
Forfeit value (in Dollars)							$ 1,000,000
Sponsor Support Agreement [Member] | Maximum [Member] | New USARE Warrants [Member]
Organization and Business Operations [Line Items]
Shares subject to forfeiture							1,500,000
Forfeit value (in Dollars)							$ 50,000,000
Fee Reduction Agreement [Member]
Organization and Business Operations [Line Items]
Deferred underwriting commissions (in Dollars)				$ 13,100,000
Fee Reduction Agreement [Member] | Private Placement Warrants [Member]
Organization and Business Operations [Line Items]
Shares subject to forfeiture							1,650,000
Extension Amendment [Member]
Organization and Business Operations [Line Items]
Public shares exercised shares							22,794,651
Redemption price (in Dollars per share)							$ 10.83
Class B Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Issued ordinary shares	6,250,000				5,750,000
Issued ordinary shares value (in Dollars)					$ 25,000
Share issued price (in Dollars per share)					$ 0.004
Common stock par value (in Dollars per share)					$ 0.004	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Sponsor [Member]
Organization and Business Operations [Line Items]
Issued ordinary shares				575,000
Class A Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Issued ordinary shares			1
Number of shares in a unit			1
Each whole warrant shares							1
Exercise price (in Dollars per share)							$ 11.5
Common stock par value (in Dollars per share)						0.0001	0.0001
Redemption price (in Dollars per share)						$ 10.36	$ 10.92
Class A Ordinary Shares [Member] | Public Warrants [Member]
Organization and Business Operations [Line Items]
Exercise price (in Dollars per share)			$ 11.5
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Organization and Business Operations [Line Items]
Each whole warrant shares			1
New USARE Common Stock [Member]
Organization and Business Operations [Line Items]
Issued ordinary shares							10,000,000
Issued ordinary shares value (in Dollars)							$ 800,000,000
Sale of stock price (in Dollars per share)							$ 20
Public share price (in Dollars per share)							15
Common stock par value (in Dollars per share)							$ 0.0001
Cumulative convertible preferred stock percentage							12.00%
Series A Preferred Stock [Member]
Organization and Business Operations [Line Items]
Cumulative convertible preferred stock percentage							12.00%
Preferred stock value issued (in Dollars)		$ 1,250,000
Series A Cumulative Convertible Preferred Stock [Member]
Organization and Business Operations [Line Items]
Preferred stock, par value (in Dollars per share)							$ 0.0001
Series A Preferred Stock Investment [Member]
Organization and Business Operations [Line Items]
Issued ordinary shares value (in Dollars)							$ 9,117,648
Preferred stock, par value (in Dollars per share)							$ 12
Sponsor [Member]
Organization and Business Operations [Line Items]
Issued ordinary shares				6,325,000
Over-Allotment Option [Member]
Organization and Business Operations [Line Items]
Shares subject to forfeiture							825,000
Number of units issued			3,000,000
Sale of stock issued shares			3,000,000
Over-Allotment Option [Member] | Founder Shares [Member]
Organization and Business Operations [Line Items]
Shares subject to forfeiture			75,000
IPO [Member]
Organization and Business Operations [Line Items]
Share issued price (in Dollars per share)			$ 10
Number of units issued			25,000,000
Generating gross proceeds (in Dollars)			$ 250,000,000
Sale of stock issued shares							3,300,000
Net proceeds issuance of IPO (in Dollars)			$ 251,250,000
IPO [Member] | Private Placement Warrants [Member]
Organization and Business Operations [Line Items]
Share issued price (in Dollars per share)			$ 10.05